Financial instruments - market and other risks - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 147,619	$ 0
Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	751,101	1,085,562
Financial assets | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial liabilities | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	147,619	0
Financial liabilities | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 751,101	$ 1,085,562